Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2019
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Feb. 05, 2019
Document Effective Date	Feb. 05, 2019
Prospectus Date	Jan. 23, 2019
Tortoise Cloud Infrastructure Fund | Tortoise Cloud Infrastructure Fund
Prospectus:
Trading Symbol	TPAY
Tortoise Digital Payments Infrastructure Fund | Tortoise Digital Payments Infrastructure Fund
Prospectus:
Trading Symbol	TCLD